Short-term borrowings - Components of short-term borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-term borrowings
Short-term borrowings	$ 279,189	$ 185,243
Unsecured bank loans
Short-term borrowings
Short-term borrowings	$ 279,189	$ 185,243